Revenue - Summary of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,370	$ 2,797	$ 2,359
Deliveries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,800	1,493	1,310
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,219	1,047	871
Financial services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	347	253	177
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4	$ 4	$ 1